CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 42,826	$ 28,613	$ 290,920
Realized gain from cash flow hedges	62
Unrealized gain from cash-flow hedges	(62)
Comprehensive income	$ 42,826	$ 28,613	$ 290,920